Total Operating Expenses - Breakdown of Other Research and Development Costs (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Operating Expenses [abstract]
Discovery and pre-clinicalcosts	€ 1,078	€ 1,698	€ 1,763	€ 2,076
Clinical costs	1,850	1,292	4,248	2,002
Other research and development costs	1,416	820	2,300	1,467
Total other research and development costs	€ 4,344	€ 3,810	€ 8,311	€ 5,545